SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 3) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Weighted average number of ordinary shares outstanding - basic	[1]	25,191,441	24,910,656	25,298,605
Dilutive effect of stock options		3,000	1,610,352
Weighted average number of ordinary shares outstanding - diluted	[1]	25,194,441	26,521,008	28,561,813

[1]	Retrospectively restated for a 1-to-20 share split which became effective on November 1, 2024.